SEGMENT INFORMATION - Assets, Revenues, Depreciation and Amortization, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Segment Reporting Information [Line Items]
Assets	$ 3,055,073		$ 3,115,179
Revenues	135,805	$ 90,571
Depreciation and amortization	28,418	27,865
Capital expenditures	14,428	61,326
Reportable Segments
Segment Reporting Information [Line Items]
Assets	3,040,306		3,103,354
Revenues	135,135	90,571
Depreciation and amortization	28,264	27,749
Capital expenditures	13,425	61,147
Reportable Segments | Utica Shale Segment
Segment Reporting Information [Line Items]
Assets	210,940		199,392
Revenues	8,796	4,283
Depreciation and amortization	1,647	844
Capital expenditures	7,862	34,988
Reportable Segments | Ohio Gathering
Segment Reporting Information [Line Items]
Assets	702,751		707,415
Reportable Segments | Williston Basin
Segment Reporting Information [Line Items]
Assets	701,453		724,084
Revenues	66,885	30,008
Depreciation and amortization	8,381	8,357
Capital expenditures	429	18,034
Reportable Segments | Piceance/DJ Basins
Segment Reporting Information [Line Items]
Assets	805,775		843,440
Revenues	34,808	28,993
Depreciation and amortization	12,211	12,273
Capital expenditures	5,864	5,824
Reportable Segments | Barnett Shale
Segment Reporting Information [Line Items]
Assets	396,516		404,314
Revenues	17,742	20,402
Depreciation and amortization	3,762	4,056
Capital expenditures	(995)	563
Reportable Segments | Marcellus Shale
Segment Reporting Information [Line Items]
Assets	222,871		224,709
Revenues	6,904	6,885
Depreciation and amortization	2,263	2,219
Capital expenditures	265	1,738
Corporate and other
Segment Reporting Information [Line Items]
Assets	15,146		12,294
Revenues	1,786	0
Depreciation and amortization	154	116
Capital expenditures	1,003	179
Eliminations
Segment Reporting Information [Line Items]
Assets	(379)		$ (469)
Revenues	$ (1,116)	$ 0